MARKETABLE SECURITIES (Schedule of Investment Income) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Interest income	$ 20,446	$ 56,918
Dividend income	96,569	105,687
Gain on sale of marketable securities	28,546	46,415
Total	$ 145,561	$ 209,020